Loss before tax (Details Narrative) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Staff costs	$ 142,754	$ 141,516	$ 286,414	$ 253,792
Directors [Member]
IfrsStatementLineItems [Line Items]
Staff costs	$ 142,754	$ 141,516